UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hovde Capital Advisors LLC
Address:     1826 Jefferson Place, NW
             Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:            Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

    /s/ Richard J. Perry, Jr.         Washington, D.C.         November 13, 2009
    -------------------------         ----------------         -----------------
          [Signature]                   [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ----
Form 13F Information Table Entry Total:     52
                                            --
Form 13F Information Table Value Total:     $559,366 (thousands)
                                            -------------------


List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE


           COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------           --------       --------     --------         --------     --------      --------        --------
             NAME             TITLE OF        CUSIP        VALUE     SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----             --------        -----        -----     -------  ---  ---- ----------     -----       ----------------
                               CLASS                     (x$1,000)   PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE  SHARED   NONE
                               -----                     ---------   -------  ---  ---- ----------    --------  -------------------
ASPEN INSURANCE HOLDINGS LTD   SHS           G05384105   $  16,805     634873             SOLE          NONE          634873
ASSURANT INC                   COM           04621X108   $  14,125     440591             SOLE          NONE          440591
ALLSTATE CORP                  COM           020002101   $  14,163     462553             SOLE          NONE          462553
AMETEK INC NEW                 COM           031100100   $  14,859     425631             SOLE          NONE          425631
AMERIPRISE FINL INC            COM           03076C106   $  10,953     301479             SOLE          NONE          301479
ANWORTH MORTGAGE ASSET CP      COM           037347101   $   3,985     505661             SOLE          NONE          505661
AEGEAN MARINE PETROLEUM        SHS           Y0017S102   $   6,815     302889             SOLE          NONE          302889
ATLANTIC BANCGROUP INC         COM           048221105   $      76      15149             SOLE          NONE           15149
BANK OF AMERICA CORPORATION    COM           060505104   $   9,824     580620             SOLE          NONE          580620
CITIGROUP INC                  COM           172967101   $  13,063    2699000             SOLE          NONE         2699000
CALIFORNIA COASTAL COMMUNITIES COM           129915203   $     801     517081             SOLE          NONE          517081
COMERICA INC                   COM           200340107   $  23,014     775652             SOLE          NONE          775652
CENTERSTATE BKS FLA INC        COM           15201P109   $   3,499     443500             SOLE          NONE          443500
C V B FINANCIAL CORP           COM           126600105   $  14,496    1909899             SOLE          NONE         1909899
COMMUNITY WEST BANCSHARES      COM           204157101   $     300     132261             SOLE          NONE          132261
E TRADE FINANCIAL CORPORATION  COM           269246104   $   3,111    1777700             SOLE          NONE         1777700
FIRST CALIFORNIA FINANCIAL     COM           319395109   $   1,712     356624             SOLE          NONE          356624
FRESH DEL MONTE PRODUCE INC    ORD           G36738105   $  15,002     663530             SOLE          NONE          663530
FOX CAHSE BANCORP INC          COM           35137P106   $   2,321     231589             SOLE          NONE          231589
HERITAGE FINL CORP WASH        COM           42722X106   $   2,201     167400             SOLE          NONE          167400
HATTERAS FINANCIAL CORP        COM           41902R103   $   3,401     113445             SOLE          NONE          113445
INTERACTIVE DATA CORP          COM           45840J107   $   5,136     195938             SOLE          NONE          195938
KEYCORP NEW                    COM           493267108   $  39,756    6116251             SOLE          NONE         6116251
K FED BANCORP                  COM           48246S101   $     604      67008             SOLE          NONE           67008
LINCOLN NATIONAL CORP-IND      COM           534187109   $  25,302     976546             SOLE          NONE          976546
LENDER PROCESSING SVCS INC     COM           52602E102   $  12,302     322282             SOLE          NONE          322282
LOUISIANA PACIFIC CORP         COM           546347105   $  17,715    2655900             SOLE          NONE         2655900
MIDDLEBURG FINANCIAL CORP      COM           596094102   $   2,043     156572             SOLE          NONE          156572
MFA FINANCIAL INC              COM           55272X102   $   5,105     641373             SOLE          NONE          641373
MORGAN STANLEY                 COM           617446448   $  29,092     942085             SOLE          NONE          942085
NCR CORP                       COM           62886E108   $   8,278     598966             SOLE          NONE          598966
ANNALY CAPITAL MANAGEMENT INC  COM           035710409   $  13,570     748083             SOLE          NONE          748083
OLD NATL BANCORP IND           COM           680033107   $   1,658     148000             SOLE          NONE          148000
OCEAN SHORE HOLDING CO         COM           67501P107   $   4,528     639566             SOLE          NONE          639566
PEOPLES FINL CORP MISS         COM           71103B102   $   1,068      57390             SOLE          NONE           57390
EPLUS INC                      COM           294268107   $  13,192     848358             SOLE          NONE          848358
PENNANTPARK INVT CORP          COM           708062104   $   2,911     359000             SOLE          NONE          359000
PARTNERRE LTD                  COM           G6852T105   $  16,016     208166             SOLE          NONE          208166
REINSURANCE GROUP AMER INC     COM           759351604   $  25,190     564800             SOLE          NONE          564800
RAYMOND JAMES FINANCIAL INC    COM           754730109   $  19,681     845414             SOLE          NONE          845414
RENAISSANCERE HOLDINGS LTD     COM           G7496G103   $  17,494     319473             SOLE          NONE          319473
SYNOVUS FINANCIAL CORP         COM           87161C105   $   7,336    1956186             SOLE          NONE         1956186
STATE STREET CORP              COM           857477103   $  16,135     306744             SOLE          NONE          306744
TOLL BROTHERS INC              COM           889478103   $  14,303     732000             SOLE          NONE          732000
SOUTH FINL GROUP INC           COM           837841105   $   4,416    3003746             SOLE          NONE         3003746
UMB FINL CORP                  COM           902788108   $   7,615     188299             SOLE          NONE          188299
UNIVEST CORP PA                COM           915271100   $   1,623      74900             SOLE          NONE           74900
VALIDUS HOLDINGS LTD           COM SHS       G9319H102   $  14,718     570458             SOLE          NONE          570458
WASHINGTON BKG CO OAK HBR WASH COM           937303105   $     232      25064             SOLE          NONE           25064
WHITNEY HLDG CORP              COM           966612103   $   7,756     813019             SOLE          NONE          813019
ISHARES TR INDEX               DJ US REAL EST464287739   $  15,370     360200      CALL   SOLE          NONE          360200
SPDR SERIES TRUST              S&P HOMEBUILD 78464A888   $  34,695    2308400      CALL   SOLE          NONE         2308400



Total                                                    $ 559,366